Supplemental information on oil and gas producing activities (Details 5) - COP ($) $ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Exploration for and evaluation of mineral resources [Abstract]
Net change in sales and transfer prices and in production cost (lifting) related to future production		$ 79,632,263	$ 26,918,170	$ 3,603,876
Changes in estimated future development costs		(13,141,340)	(1,978,913)	(4,767,340)
Sales and transfer of oil and gas produced, net of production costs		(43,090,467)	(30,805,987)	(23,270,907)
Net change due to extensions, discoveries and improved recovery	[1]	8,496,249	3,226,852	326,854
Net change due to purchase and sales of minerals in place		0	211,777	(83,450)
Net change due to revisions in quantity estimates		10,163,131	9,090,882	(2,570,103)
Previously estimated development costs incurred during the period		12,505,421	3,482,570	5,042,697
Accretion of discount		6,771,897	4,416,512	5,423,781
Timing and other	[1]	(13,633,228)	8,991,981	6,221,902
Net change in income taxes		(12,616,331)	(6,462,611)	9,364,255
Aggregate change in the standardized measure of discounted future net cash flows for the year		$ 35,087,595	$ 17,091,233	$ (708,435)

[1]	For comparative purposes, figures as of December 2017 and 2016 were reclassified.